SHAREHOLDERS'/ MEMBERS' EQUITY - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended				3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 12, 2023	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	May 31, 2023
Number of EOC common units redeemed				4,000,000
EOC common units redeemed value				$ 93.6				$ 0.0
Proceeds from issuance initial public offering and warrants								$ 1,886.6
Percentage of equity interest acquired in subsidiary								100.00%
Proceeds from issaunce of warrants and shares used to acquire equity interest of the minorityunitholders								$ 835.7
OPCO[Member]
Percentage of equity interest acquired in subsidiary								100.00%
Economic interest in an operating subsidiary	51.00%
Economic ownership interest	49.00%
TKO Group Holdings Inc [Member]
Controlling non-economic voting interest	51.00%
Voting interest	49.00%
Economic ownership interest	100.00%
Zuffa [Member]
Maximum borrowing capacity			$ 100.0
Percentage of equity interest acquired in subsidiary								100.00%
Common Class A [Member]
Stock issued during period shares								2,600,000
Repurchase of shares								9,109,376
Cash dividend		$ 27.1			$ 27.4
Common Class A [Member] | Accelerated Share Repurchase Agreement [Member]
Stock repurchases reorganization transactions, authorized amount				$ 200.0	$ 200.0	$ 200.0
Repurchase of shares						6,500,000
Common Class A [Member] | Maximum [Member]
Stock repurchases reorganization transactions, authorized amount									$ 300.0
Common Class A [Member] | New And Current Investors [Member]
Number of shares issued								75,584,747
Common Class A [Member] | Endeavor Group Holdings [Member]
Number of shares issued								57,378,497
Share price		$ 24					$ 24	$ 24
Common Class A [Member] | Existing Investor [Member]
Number of shares issued								18,206,250
Common Class A [Member] | TKO Group Holdings Inc [Member]
Stock repurchases reorganization transactions, authorized amount		$ 100.0	$ 100.0				$ 100.0	$ 100.0
Repurchase of shares			1,308,729				1,308,729